FAIR VALUE - Schedule of Increases and Decreases in Value of Certain Assets Measured at Fair Value on Nonrecurring Basis (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impaired LHFI
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment	$ (16,055)	$ 11,717	$ 16,166
Foreclosed assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment	(10,791)	(3,983)	(298)
LHFS | Income Statement Location [Axis]: us-gaap:OtherOperatingIncomeExpenseNet
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment	49	(1,998)	(2,231)
LHFS | Income Statement Location [Axis]: sov:CreditLossExpenseReversal
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment	9,102	0	4,021
Auto loans impaired due to bankruptcy
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment	$ 8,434	$ 17,448	$ 14,978